Notes to the consolidated statements of income - Disaggregation of revenue by categories (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue
Revenue	€ 19,627,602	€ 19,335,909	€ 19,453,617
Inter-segment eliminations
Revenue
Revenue	(1,832,230)	(1,976,542)	(1,917,538)
Care Delivery
Revenue
Revenue	13,238,321	13,522,664	14,300,841
Care Delivery | Segments
Revenue
Revenue	13,736,272	14,003,461	14,748,611
Care Delivery | Inter-segment eliminations
Revenue
Revenue	(497,951)	(480,797)	(447,770)
Care Delivery | United States | Segments
Revenue
Revenue	11,506,548	11,526,296	11,836,065
Care Delivery | International | Segments
Revenue
Revenue	2,229,724	2,477,165	2,912,546
Value-Based Care
Revenue
Revenue	2,247,373	1,752,456	1,277,116
Value-Based Care | Segments
Revenue
Revenue	2,247,373	1,752,456	1,277,116
Care Enablement
Revenue
Revenue	4,141,908	4,060,789	3,875,660
Care Enablement | Segments
Revenue
Revenue	5,476,187	5,556,534	5,345,428
Care Enablement | Inter-segment eliminations
Revenue
Revenue	€ (1,334,279)	€ (1,495,745)	€ (1,469,768)